Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

12. LEASES

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Right-of-use assets	12,237,211	3,739,296	520,185
Less: impairment	(3,244,676)	(1,857,761)	(258,439)
Right-of-use assets	8,992,535	1,881,535	261,746

Operating lease liabilities – current	8,806,671	812,669	113,052
Operating lease liabilities – non-current	5,216,622	1,898,004	264,037
Total operating lease liabilities	14,023,293	2,710,673	377,089

The movement of impairment of right-of-use assets is as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Beginning balance	-	3,244,676	451,377
Addition	3,244,676	-	-
Derecognition	-	(1,386,915)	(192,938)
Ending balance	3,244,676	1,857,761	258,439

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.16
Weighted average discount rate	3.93%

A summary of lease expenses recognized in the consolidated statements of operations as of December 31, 2023 and 2024 and supplemental cash flow information related to operating leases were as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Lease expense
Operating lease expense	10,148,284	3,887,462	540,797
Short-term lease expense	15,056,781	19,401,914	2,699,059
Sublease income (1)	(707,009)	(11,725,219)	(1,631,131)
Total lease expense	24,498,055	11,564,157	1,608,725

Other information
Cash paid for operating leases	8,543,549	5,561,964	773,742
Right-of-use assets obtained in exchange for operating new lease liabilities	15,838,886	2,272,088	316,077

*(1)	For the year ended December 31, 2023 and 2024, the Group incurred sublease income of RMB707,009 and RMB11,725,219 (US$1,631,131), and sublease cost of RMB 858,098 and RMB11,088,503 (US$1,542,555), respectively.

For the years ended December 31, 2022, 2023 and 2024, the Group incurred total operating lease expenses of RMB10,933,292, RMB24,498,055 and RMB11,564,157 (US$1,608,725) respectively.

For the year ended December 2023, deposit loss of RMB1,494,308 related to the early termination of warehouses and offices, net of an income of RMB1,015,375 from deposits acquired from sublessees’ early termination of warehouses and offices, resulting in a net loss of RMB478,933, credited to consolidated statements of operations for the year ended December 31, 2023.

For the year ended December 2024, derecognition of right-of-use assets of RMB5,772,980 (US$803,097) and lease liabilities of RMB8,016,892 (US$1,115,254) and a deposit loss of RMB 298,088 (US$41,468) upon the lease termination, resulting in a net gain of RMB1,945,824 (US$270,689) credited to consolidated statements of operations for the year ended December 31, 2024.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

Year	Amounts
	RMB	US$
2025	908,160	126,337
2026	854,757	118,908
2027	459,859	63,972
2028	272,498	37,908
2029	191,100	26,584
Thereafter	270,726	37,661
Total lease payments	2,957,100	411,370
Less: imputed interest	246,427	34,281
Total operating lease liabilities, net of interest	2,710,673	377,089